UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2890

Fidelity Phillips Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 29, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Cash Reserves Fund

February 29, 2008

1.814088.103

CAS-QTLY-0408

Investments February 29, 2008 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 26.7%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 0.7%
Wachovia Bank NA
3/28/08	5.40%	$ 815,000	$ 815,000
London Branch, Eurodollar, Foreign Banks - 9.9%
Banco Santander SA
4/7/08 to 8/13/08	2.95 to 5.16	2,341,000	2,341,426
Bank of Scotland PLC
3/27/08	5.00	500,000	500,000
Barclays Bank PLC
3/4/08	5.35	333,000	333,000
Calyon
6/10/08 to 6/16/08	4.90 to 5.42	785,000	785,000
Credit Agricole SA
3/25/08 to 5/19/08	3.10 to 5.00	1,361,000	1,361,000
Credit Industriel et Commercial
3/17/08 to 5/30/08	3.12 to 5.27	2,828,000	2,828,000
ING Bank NV
5/19/08 to 6/3/08	3.06 to 3.08	1,475,000	1,475,000
Intesa Sanpaolo SpA
7/9/08	3.50	46,000	46,159
Royal Bank of Scotland PLC
7/9/08	3.50	116,000	116,327
Societe Generale
3/13/08 to 7/7/08	3.95 to 5.40	1,660,000	1,660,000
UniCredit SpA
3/17/08 to 8/19/08	3.00 to 5.15	750,000	750,000
			12,195,912
New York Branch, Yankee Dollar, Foreign Banks - 16.1%
Abbey National Treasury Services plc
5/19/08	3.27 (c)	139,000	139,000
Banco Bilbao Vizcaya Argentaria SA
6/3/08	3.05	385,000	385,005
Banco Santander SA
8/25/08	3.04	450,000	450,000
Bank of Scotland PLC
3/4/08 to 6/9/08	3.32 to 5.03 (c)	3,522,000	3,522,000
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Barclays Bank PLC
4/25/08	4.78%	$ 250,000	$ 250,000
BNP Paribas SA
3/12/08 to 7/9/08	3.05 to 5.13	4,048,000	4,048,002
Calyon
4/14/08	4.19	205,000	205,000
Canadian Imperial Bank of Commerce
3/25/08	3.14 (c)	500,000	500,000
Credit Suisse First Boston
3/17/08 to 5/21/08	3.33 to 5.30 (c)	1,653,000	1,653,000
Credit Suisse Group
4/17/08 to 6/5/08	5.30 to 5.40	1,175,000	1,175,000
Deutsche Bank AG
3/3/08 to 4/9/08	4.65 to 5.19 (c)	1,265,000	1,265,000
Natexis Banques Populaires NY
4/25/08	3.27	1,000,000	1,000,000
Natixis SA
6/19/08	5.45	250,000	250,000
Norddeutsche Landesbank
3/4/08	5.34	130,000	130,000
Rabobank Nederland
3/3/08	3.18	243,000	243,000
Royal Bank of Scotland PLC
5/12/08	4.96	500,000	500,000
Societe Generale
4/24/08	3.30	1,033,000	1,033,000
Sumitomo Mitsui Banking Corp.
3/31/08	5.13	48,000	48,000
Svenska Handelsbanken AB
5/30/08 to 6/3/08	4.89	725,000	725,006
UBS AG
4/2/08 to 6/9/08	4.92 to 5.11	500,000	500,000
UniCredit SpA
3/12/08 to 4/7/08	4.67 to 5.25	1,687,000	1,687,003
			19,708,016
TOTAL CERTIFICATES OF DEPOSIT			32,718,928
Commercial Paper - 17.3%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
American Water Capital Corp.
4/3/08 to 4/14/08	3.49 to 3.53%	$ 56,564	$ 56,342
Asscher Finance Corp.
4/15/08	5.19 (b)	188,000	186,805
Bryant Park Funding LLC
3/10/08 to 3/20/08	3.23 to 5.47	377,597	377,094
Burlington Northern Santa Fe Corp.
3/3/08	3.65 (b)	14,500	14,497
Citigroup Funding, Inc.
4/17/08 to 6/11/08	3.18 to 4.46	1,994,000	1,978,864
CVS Caremark Corp.
3/3/08 to 4/9/08	3.51 to 5.29	67,605	67,494
DAKOTA CP Notes (Citibank Credit Card Issuance Trust)
3/19/08 to 5/9/08	3.25 to 4.04	1,457,763	1,450,285
Devon Energy Corp.
3/19/08 to 4/24/08	3.32 to 5.09	531,000	529,035
DnB NOR Bank ASA
5/27/08	4.85	231,000	228,359
Dominion Resources, Inc.
3/3/08 to 3/28/08	3.39 to 3.55	242,195	241,694
Dow Chemical Co.
5/1/08 to 5/2/08	3.50 to 3.53	126,225	125,471
Duke Energy Corp.
4/14/08	3.34 to 4.24	90,000	89,577
Emerald Notes (BA Credit Card Trust)
3/5/08 to 5/28/08	3.38 to 4.59	910,250	907,285
Falcon Asset Securitization Corp.
4/24/08	3.53	23,000	22,879
General Electric Capital Corp.
8/22/08	4.54	232,000	227,077
Govco, Inc.
4/21/08 to 5/27/08	3.06 to 3.48	266,000	264,341
Home Depot, Inc.
3/6/08 to 3/11/08	3.40 to 3.45	151,000	150,882
Intesa Funding LLC
4/22/08 to 5/27/08	3.07 to 3.42	516,000	512,533
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
ITT Corp.
3/18/08 to 5/27/08	3.40 to 5.53%	$ 200,700	$ 199,768
JPMorgan Chase & Co.
8/4/08	2.92	775,000	765,345
Kellogg Co.
3/19/08 to 5/29/08	3.29 to 3.49	154,500	153,963
Kitty Hawk Funding Corp.
3/17/08 to 3/25/08	3.25 to 3.29	231,000	230,637
Marathon Oil Corp.
3/3/08 to 3/17/08	3.51 to 3.65	192,600	192,429
Morgan Stanley
6/13/08	5.29	245,000	241,397
National Grid USA
4/3/08 to 5/30/08	3.52 to 5.03	333,000	330,911
Nationwide Building Society
3/19/08 to 5/19/08	3.10 to 5.20	834,000	830,411
Nissan Motor Acceptance Corp.
3/20/08	3.51	24,673	24,627
Norddeutsche Landesbank Girozentrale
4/15/08	4.00	52,000	51,743
Norfolk Southern Corp.
3/28/08	3.51 to 3.54	73,500	73,306
Pacific Gas & Electric Co.
3/3/08	3.55	30,000	29,994
PALISADES Commercial Paper Notes (Citibank Omni Master Trust)
3/14/08 to 3/18/08	3.41	1,351,000	1,349,118
Rockies Express Pipeline LLC
3/27/08 to 4/1/08	3.55 to 4.00	191,000	190,439
Santander Finance, Inc.
3/25/08 to 6/18/08	4.85 to 5.11	1,050,000	1,038,449
Sheffield Receivables Corp.
3/12/08 to 4/14/08	3.21 to 5.40	1,708,612	1,704,352
Societe Generale North America, Inc.
3/4/08 to 5/5/08	3.31 to 3.92	2,559,000	2,548,615
Spectra Energy Capital LLC
3/6/08 to 3/14/08	3.49 to 3.55	49,150	49,097
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Textron Financial Corp.
3/24/08 to 4/4/08	3.37 to 3.54%	$ 197,750	$ 197,258
Thames Asset Global Securities No. 1, Inc.
3/12/08 to 5/14/08	3.09 to 5.89	2,299,222	2,294,001
Transocean, Inc.
3/14/08 to 4/18/08	3.40 to 4.26	287,000	286,000
UniCredito Italiano Bank (Ireland) PLC
4/18/08	4.63	241,000	239,777
Variable Funding Capital Co. LLC
4/24/08	3.18	100,000	99,526
WellPoint, Inc.
3/18/08	3.41	166,000	165,733
Wisconsin Energy Corp.
3/13/08 to 3/14/08	3.50 to 3.56	138,075	137,905
Xcel Energy, Inc.
5/1/08	3.43	37,250	37,035
XTO Energy, Inc.
3/25/08 to 4/29/08	3.39 to 5.45	359,750	358,334
TOTAL COMMERCIAL PAPER			21,250,684
Bank Notes - 0.1%

M&I Marshall & Ilsley Bank
3/17/08	3.15 (c)	58,000	58,000
Master Notes - 3.3%

Asset Funding Co. III LLC
3/7/08 to 4/14/08	3.28 to 4.58 (c)(e)	1,685,000	1,685,000
Bear Stearns International Ltd.
3/31/08	3.51 (c)(e)	481,000	481,000
Goldman Sachs Group, Inc.
6/16/08 to 7/15/08	3.19 to 3.23 (e)	1,163,000	1,163,000
Lehman Brothers Holdings, Inc.
3/10/08 to 6/30/08	3.28 (c)(e)	336,000	336,000
Lehman Commercial Paper, Inc.
3/3/08	3.58 (c)(e)	356,000	356,000
TOTAL MASTER NOTES			4,021,000
Medium-Term Notes - 30.8%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
AIG Matched Funding Corp.
3/3/08 to 5/20/08	3.31 to 4.98% (b)(c)	$ 1,330,000	$ 1,330,000
5/15/08	3.06 (c)	479,000	479,000
Allstate Life Global Funding Trusts
6/20/08	3.34 (c)	228,000	228,000
American Honda Finance Corp.
5/5/08	3.23 (b)(c)	274,000	274,000
ASIF Global Financing XXX
3/25/08	3.17 (b)(c)	275,000	275,000
Asscher Finance Corp.
3/6/08	5.40 (b)	75,000	75,000
Australia & New Zealand Banking Group Ltd.
3/25/08 to 6/2/08	3.16 to 3.35 (b)(c)	950,000	950,000
Bancaja US Debt SAU
4/23/08	4.10 (b)(c)	312,000	312,000
Banco Santander Totta SA
3/17/08	3.13 (b)(c)	600,000	600,000
Banesto SA
4/18/08	3.94 (b)(c)	510,000	510,000
Bank of America NA
4/25/08 to 5/12/08	3.10 to 3.33 (c)	1,128,200	1,128,171
Banque Federative du Credit Mutuel
3/13/08	3.15 (b)(c)	538,000	538,000
Bayerische Landesbank Girozentrale
4/15/08 to 5/19/08	3.11 to 4.30 (c)	945,000	945,000
BellSouth Corp.
4/26/08	3.30 (b)	14,000	14,011
Beta Finance, Inc./Beta Finance Corp.
4/9/08 to 4/15/08	4.20 to 4.48 (b)(c)	241,000	240,965
BMW U.S. Capital LLC
3/17/08	3.14 (c)	30,000	30,000
BNP Paribas SA
5/7/08 to 5/13/08	3.13 to 4.03 (c)	1,204,000	1,203,915
BNP Paribas US Medium-Term Note Program LLC
3/17/08	4.96 (c)	191,000	190,913
BP Capital Markets plc
3/11/08	5.07 (c)	450,000	450,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Caixa Catalunya
3/4/08	5.16% (b)(c)	$ 412,000	$ 412,000
Caja de Ahorros y Pensiones de Barcelona
4/23/08	3.85 (b)(c)	500,000	500,000
Caja Madrid SA
4/21/08	4.04 (c)	252,000	252,000
Calyon
3/31/08	3.08 (c)	719,000	718,749
Calyon New York Branch Institutional Certificates Prog. Bill of Exchange
3/13/08	3.09 (c)	55,000	54,953
CC USA, Inc.
4/9/08	4.48 (b)(c)	125,000	124,983
Citigroup Funding, Inc.
5/14/08	3.07 (c)	955,000	955,000
Commonwealth Bank of Australia
3/25/08 to 4/3/08	3.16 to 4.71 (b)(c)	1,111,000	1,111,000
Compagnie Financiere du Credit Mutuel
3/10/08	5.35 (b)(c)	291,000	291,000
Credit Agricole SA
3/25/08 to 4/23/08	3.84 to 4.85 (b)(c)	2,056,000	2,056,000
Cullinan Finance Corp.
4/15/08	5.36 (b)	450,000	450,000
Cullinan Finance Ltd./Corp.
5/27/08 to 6/16/08	5.35 to 5.39 (b)	850,000	850,000
Danske Bank A/S
3/20/08	3.08 (b)(c)	250,000	249,990
DnB NOR Bank ASA
3/25/08	3.14 (b)(c)	756,000	756,000
Dorada Finance, Inc.
4/9/08	4.48 (b)(c)	132,000	131,981
General Electric Capital Corp.
3/7/08 to 3/25/08	3.16 to 5.17 (c)	1,438,000	1,437,994
Genworth Life Insurance Co.
3/3/08	3.33 (c)(e)	155,000	155,000
HBOS Treasury Services PLC
3/25/08	4.95 (b)(c)	530,000	530,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
HSBC Finance Corp.
3/6/08 to 3/24/08	3.19% (c)	$ 597,000	$ 597,000
HSBC USA, Inc.
3/17/08	3.13 (c)	175,000	175,000
HSH Nordbank AG
3/24/08 to 3/25/08	3.12 to 3.20 (b)(c)	733,000	733,000
ING USA Annuity & Life Insurance Co.
3/24/08	5.14 (c)(e)	123,000	123,000
Intesa Bank Ireland PLC
3/25/08	3.15 (b)(c)	1,000,000	1,000,000
Links Finance LLC
4/14/08 to 4/21/08	3.86 to 4.35 (b)(c)	385,000	384,986
Merrill Lynch & Co., Inc.
3/4/08 to 3/27/08	3.15 to 3.28 (c)	1,000,000	1,000,037
MetLife Insurance Co. of Connecticut
3/31/08 to 5/16/08	3.15 to 4.81 (c)(e)	80,000	80,000
Metropolitan Life Global Funding I
3/6/08 to 3/28/08	3.21 to 3.24 (b)(c)	245,292	245,292
Metropolitan Life Insurance Co.
5/19/08	3.15 (c)(e)	35,000	35,000
Monumental Global Funding 2007
5/29/08	3.24 (b)(c)	243,000	243,000
Morgan Stanley
3/3/08 to 3/27/08	3.21 to 5.20 (c)	928,167	928,173
National Australia Bank Ltd.
3/6/08	4.22 (b)(c)	587,000	587,000
National Rural Utils. Coop. Finance Corp.
3/4/08	3.15 (c)	35,000	35,000
Nationwide Building Society
3/28/08	4.92 (c)	75,000	75,012
New York Life Insurance Co.
5/30/08	3.15 (c)(e)	325,000	325,000
Pacific Life Global Funding
3/4/08 to 3/13/08	3.21 (b)(c)	90,000	90,000
PNC Bank NA, Pittsburgh
5/6/08	3.35 (c)	234,000	234,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
RACERS
3/25/08	3.27% (b)(c)	$ 480,000	$ 480,000
Royal Bank of Canada
3/10/08 to 3/31/08	3.07 to 3.23 (c)	233,300	233,218
Royal Bank of Scotland PLC
3/25/08 to 4/11/08	3.12 to 4.45 (b)(c)	559,000	558,992
Security Life of Denver Insurance Co.
3/28/08	3.35 (c)(e)	85,000	85,000
Sigma Finance, Inc.
3/28/08 to 8/1/08	4.81 to 5.39 (b)(c)	1,112,000	1,111,977
Skandinaviska Enskilda Banken AB
3/10/08 to 3/25/08	4.85 to 5.14 (b)(c)	1,008,000	1,007,946
Southern Co.
3/20/08	4.94 (c)	72,000	72,000
Svenska Handelsbanken AB
4/7/08	4.21 (b)(c)	600,000	600,000
UniCredito Italiano Bank (Ireland) PLC
3/14/08 to 3/17/08	3.14 to 3.15 (b)(c)	930,500	930,500
4/11/08	4.43 (c)	378,000	377,457
Verizon Communications, Inc.
3/17/08	5.02 (c)	575,000	575,000
Wachovia Bank NA
4/25/08	3.40 (c)	703,000	703,000
Wells Fargo & Co.
3/17/08	3.20 (b)(c)	500,000	500,000
WestLB AG
3/10/08 to 3/31/08	3.23 to 4.88 (b)(c)	506,000	506,000
Westpac Banking Corp.
3/11/08	5.20 (c)	100,000	99,999
5/6/08 to 6/4/08	3.28 to 4.69 (b)(c)	2,263,000	2,262,529
TOTAL MEDIUM-TERM NOTES			37,804,743
Short-Term Notes - 1.0%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Hartford Life Insurance Co.
3/3/08	5.27% (c)(e)	$ 40,000	$ 40,000
Jackson National Life Insurance Co.
4/2/08	4.81 (c)(e)	130,000	130,000
Metropolitan Life Insurance Co.
4/2/08 to 5/1/08	3.53 to 4.85 (c)(e)	240,000	240,000
Monumental Life Insurance Co.
3/3/08 to 5/1/08	3.40 to 4.80 (c)(e)	222,000	222,000
New York Life Insurance Co.
4/2/08	4.81 (c)(e)	425,000	425,000
Transamerica Occidental Life Insurance Co.
5/1/08	3.41 (c)(e)	200,000	200,000
TOTAL SHORT-TERM NOTES			1,257,000
Asset-Backed Securities - 0.4%

Master Funding Trust I
3/25/08 to 6/25/08	3.12 (b)(c)	499,099	499,099
Repurchase Agreements - 20.7%
	Maturity Amount (000s)
In a joint trading account at 3.2% dated 2/29/08 due 3/3/08 (Collateralized by U.S. Government Obligations) #	$ 137	137
With:
Banc of America Securities LLC at 3.33%, dated 2/29/08 due 3/3/08 (Collateralized by Corporate Obligations valued at $950,513,299, 4.25% - 14.12%, 4/1/08 - 6/1/67)	905,251	905,000
Bear Stearns & Co. at:
3.28%, dated 2/29/08 due 3/3/08 (Collateralized by Mortgage Loan Obligations valued at $528,081,748, 0% - 7%, 2/15/20 - 8/25/47)	511,140	511,000
3.31%, dated 2/29/08 due 3/3/08 (Collateralized by Government Obligations valued at $517,286,660, 0.01% - 13.12%, 3/20/08 - 4/10/47)	500,138	500,000
3.63%, dated 2/12/08 due 3/13/08 (Collateralized by Corporate Obligations valued at $378,051,316, 5.5% - 6%, 10/1/37 - 3/1/38)	371,119	370,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Citigroup Global Markets, Inc. at 3.28%, dated 2/29/08 due 3/3/08:
(Collateralized by Corporate Obligations valued at $386,892,086, 4.08% - 7.75%, 7/15/09 - 6/10/47)	$ 373,102	$ 373,000
(Collateralized by Mortgage Loan Obligations valued at $1,867,409,509, 3.34% - 6.51%, 6/25/35 - 6/25/46)	1,778,485	1,778,000
Credit Suisse First Boston, Inc. at 3.31%, dated 2/29/08 due 3/3/08 (Collateralized by Equity Securities valued at $1,417,610,904)	1,250,344	1,250,000
Deutsche Bank Securities, Inc. at:
3.28%, dated 2/29/08 due 3/3/08 (Collateralized by Mortgage Loan Obligations valued at $235,264,190, 0% - 12.94%, 11/12/16 - 10/15/48)	224,061	224,000
3.33%, dated 2/29/08 due 3/3/08 (Collateralized by Corporate Obligations valued at:
$1,196,282,210, 1% - 8.75%, 6/15/08 - 7/15/34)	1,139,316	1,139,000
$1,949,595,295, 0% - 13.11%, 3/15/08 - 6/30/66)	1,867,517	1,867,000
Dresdner Kleinwort Securities LLC at 3.28%, dated 2/29/08 due 3/3/08 (Collateralized by Corporate Obligations valued at $306,002,269, 3.48% - 9.38%, 6/15/08 - 11/15/66)	300,082	300,000
Goldman Sachs & Co. at:
3.2%, dated 2/4/08 due 5/5/08 (Collateralized by Corporate Obligations valued at $488,771,587, 0% - 6.08%, 1/25/29 - 3/23/51)	481,860	478,000
3.43%, dated 1/24/08 due 4/23/08 (Collateralized by Corporate Obligations valued at $495,334,300, 0.63% - 4%, 2/1/12 - 12/15/37)	474,030	470,000
4.17%, dated 1/15/08 due 4/15/08 (Collateralized by Commercial Paper Obligations valued at $484,005,495)	472,933	468,000
4.88%, dated 1/3/08 due 4/2/08 (Collateralized by Corporate Obligations valued at $942,101,474, 0% - 9%, 3/15/08 - 12/15/66)	900,858	890,000
J.P. Morgan Securities, Inc. at 3.33%, dated 2/29/08 due 3/3/08 (Collateralized by Corporate Obligations valued at $607,683,685, 0% - 13.5%, 6/15/10 - 5/11/52)	581,161	581,000
Lehman Brothers, Inc. at:
3.3%, dated 1/29/08 due 4/29/08 (Collateralized by Corporate Obligations valued at $488,949,270, 3.36% - 12.15%, 7/15/09 - 12/10/51)	477,954	474,000
3.33%, dated 2/29/08 due 3/3/08 (Collateralized by Equity Securities valued at $746,644,886)	711,197	711,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Lehman Brothers, Inc. at:
3.35%, dated 2/29/08 due 3/3/08 (Collateralized by Corporate Obligations valued at $3,685,646,255, 0% - 13.5%, 3/24/08 - 11/15/67)	$ 3,511,979	$ 3,511,000
4.6%, dated 1/7/08 due 4/8/08 (Collateralized by Corporate Obligations valued at $242,350,309, 0.02% - 14.46%, 10/31/08 - 10/6/47)	238,774	236,000
Merrill Lynch, Pierce, Fenner & Smith at 3.33%, dated 2/29/08 due 3/3/08:
(Collateralized by Corporate Obligations valued at $628,954,054, 5.13% - 8%, 6/1/11 - 11/1/46)	599,166	599,000
(Collateralized by Equity Securities valued at $770,909,944)	734,203	734,000
Morgan Stanley & Co. at:
3.28%, dated 2/29/08 due 3/3/08:
(Collateralized by Corporate Obligations valued at $205,855,858, 3.6% - 15.58%, 9/15/25 - 11/25/52)	193,053	193,000
(Collateralized by Mortgage Loan Obligations valued at $972,155,798, 0% - 7.5%, 8/15/08 - 12/20/49)	922,252	922,000
3.3%, dated 2/29/08 due 3/3/08 (Collateralized by Corporate Obligations valued at $829,728,620, 0% - 6.38%, 5/15/08 - 1/1/49)	790,217	790,000
UBS Warburg LLC at:
3.28%, dated 2/29/08 due 3/3/08:
(Collateralized by Mortgage Loan Obligations valued at $1,575,001,665, 0.02% - 7.71%, 1/19/17 - 7/18/56)	1,500,409	1,500,000
(Collateralized by Municipal Bond Obligations valued at $298,860,682, 0% - 6.3%, 7/1/21 - 12/1/41)	293,080	293,000
5.57%, dated 9/13/07 due 3/12/08 (Collateralized by Mortgage Loan Obligations valued at $795,162,872, 0% - 9.5%, 11/25/17 - 9/12/49)	758,667	738,000
Wachovia Securities, Inc. at:
3.18%, dated:
8/24/07 due 8/22/08 (Collateralized by Commercial Paper Obligations valued at $512,171,341) (c)(d)	516,077	500,000
2/19/08 due 5/19/08 (Collateralized by Corporate Obligations valued at $756,690,081, 1.15% - 8.86%, 3/3/08 - 8/3/52)	745,883	740,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Wachovia Securities, Inc. at: - continued
3.2%, dated 2/27/08 due 5/27/08 (Collateralized by Commercial Paper Obligations valued at $374,480,090)	$ 372,959	$ 370,000
3.28%, dated 2/29/08 due 3/3/08 (Collateralized by Corporate Obligations valued at $919,562,271, 0% - 8.5%, 3/4/08 - 1/15/87)	901,246	901,000
TOTAL REPURCHASE AGREEMENTS		25,316,137
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $122,925,591)		122,925,591
NET OTHER ASSETS - (0.3)%		(356,406)
NET ASSETS - 100%		$ 122,569,185
Security Type Abbreviation
CP - COMMERCIAL PAPER
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,523,553,000 or 20.0% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) The maturity amount is based on the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,081,000,000 or 5.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Asset Funding Co. III LLC: 3.28%, 3/7/08	11/7/06	$ 490,000
3.29%, 3/7/08	8/29/06	$ 476,000
4.58%, 4/14/08	10/10/07	$ 719,000
Bear Stearns International Ltd. 3.51%, 3/31/08	2/7/07	$ 481,000
Genworth Life Insurance Co.: 3.33%, 3/3/08	3/13/07	$ 105,000
3.33%, 3/3/08	7/31/07	$ 50,000
Goldman Sachs Group, Inc.: 3.19%, 7/15/08	2/14/08	$ 698,000
3.23%, 6/16/08	2/14/08	$ 465,000
Hartford Life Insurance Co. 5.27%, 3/3/08	12/16/03	$ 40,000
ING USA Annuity & Life Insurance Co. 5.14%, 3/24/08	6/23/05	$ 123,000
Jackson National Life Insurance Co. 4.81%, 4/2/08	3/31/03	$ 130,000
Lehman Brothers Holdings, Inc.: 3.28%, 3/10/08	1/10/07	$ 240,000
3.28%, 6/30/08	12/11/06	$ 96,000
Security	Acquisition Date	Cost (000s)
Lehman Commercial Paper, Inc. 3.58%, 3/3/08	9/28/07	$ 356,000
MetLife Insurance Company of Connecticut: 3.15%, 5/16/08	5/17/07	$ 75,000
4.81%, 3/31/08	3/28/07	$ 5,000
Metropolitan Life Insurance Co.: 3.15%, 5/19/08	8/17/07	$ 35,000
3.53%, 5/1/08	2/24/03	$ 65,000
4.85%, 4/2/08	3/26/02	$ 175,000
Monumental Life Insurance Co.: 3.4%, 3/3/08	7/31/98 - 9/17/98	$ 92,000
3.44%, 5/1/08	2/1/00	$ 65,000
4.80%, 3/28/08	3/12/99	$ 65,000
New York Life Insurance Co.: 3.15%, 5/30/08	11/9/07	$ 325,000
4.81%, 4/2/08	2/28/02 - 12/19/02	$ 425,000
Security Life of Denver Insurance Co. 3.35%, 3/28/08	8/26/05	$ 85,000
Transamerica Occidental Life Insurance Co. 3.41%, 5/1/08	4/28/00	$ 200,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$137,000 due 3/03/08 at 3.20%
ABN AMRO Bank N.V., New York Branch	$ 9
Bear Stearns & Co., Inc.	23
Credit Suisse Securities (USA) LLC	43
Dresdner Kleinwort Securities LLC	2
ING Financial Markets LLC	18
J.P. Morgan Securities, Inc.	5
Merrill Lynch Government Securities, Inc.	37
$ 137
Other Information

The following is a summary of the inputs used, as of February 29, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 122,925,591	$ -	$ 122,925,591	$ -
Income Tax Information
At February 29, 2008, the aggregate cost of investment securities for income tax purposes was $122,925,591,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® U.S. Government
Reserves Fund

February 29, 2008

1.814093.103

FUS-QTLY-0408

Investments February 29, 2008 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 48.9%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Fannie Mae - 14.8%
3/3/08 to 1/23/09	3.10 to 5.04% (b)	$ 551,490	$ 550,067
Federal Home Loan Bank - 30.6%
3/4/08 to 2/27/09	2.80 to 5.00 (b)	1,136,520	1,136,337
Freddie Mac - 3.5%
3/24/08 to 7/21/08	4.01 to 5.04	129,000	128,209
TOTAL FEDERAL AGENCIES			1,814,613
U.S. Treasury Obligations - 0.4%

U.S. Treasury Bills - 0.4%
7/31/08	2.34	16,815	16,651
Repurchase Agreements - 52.1%
	Maturity Amount (000s)
In a joint trading account at 3.2% dated 2/29/08 due 3/3/08 (Collateralized by U.S. Government Obligations) #	$ 1,529,560	1,529,152
With:
CS First Boston Corp. at 5.3%, dated 5/29/07 due 5/28/08 (Collateralized by U.S. Government Obligations valued at $39,661,803, 5.5% - 6.5%, 5/15/32 - 4/15/33)	38,988	37,000
Deutsche Bank Securities, Inc. at:
5.25%, dated 4/13/07 due 4/11/08 (Collateralized by U.S. Government Obligations valued at $21,366,875, 5%, 10/1/36)	21,062	20,000
5.4%, dated 6/14/07 due 6/12/08 (Collateralized by U.S. Government Obligations valued at $40,289,082, 5%, 10/1/35)	40,075	38,000
UBS Warburg LLC at:
2.75%, dated:
2/22/08 due 6/23/08 (Collateralized by U.S. Government Obligations valued at $38,782,242, 6.5%, 9/1/37 - 10/1/37)	38,354	38,000
2/26/08 due 6/25/08 (Collateralized by U.S. Government Obligations valued at $37,749,036, 6.5%, 9/1/37)	37,339	37,000
4.6%, dated 12/4/07 due 3/3/08 (Collateralized by U.S. Government Obligations valued at $80,448,355, 6% - 6.5%, 8/1/37 - 11/1/37)	78,897	78,000
4.7%, dated 10/18/07 due 4/15/08 (Collateralized by U.S. Government Obligations valued at $90,293,104, 5.5% - 6.5%, 12/1/21 - 10/1/37)	89,045	87,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
UBS Warburg LLC at:
4.83%, dated 9/10/07 due 9/4/08 (Collateralized by U.S. Government Obligations valued at $54,796,447, 4.75% - 10%, 4/15/20 - 6/25/47)	$ 54,512	$ 52,000
5.35%, dated 6/6/07 due 6/4/08 (Collateralized by U.S. Government Obligations valued at $20,350,714, 4.47%, 7/15/33)	20,028	19,000
TOTAL REPURCHASE AGREEMENTS		1,935,152
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $3,766,416)		3,766,416
NET OTHER ASSETS - (1.4)%		(51,478)
NET ASSETS - 100%		$ 3,714,938
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$1,529,152,000 due 3/03/08 at 3.20%
ABN AMRO Bank N.V., New York Branch	$ 104,488
Bear Stearns & Co., Inc.	261,221
Credit Suisse Securities (USA) LLC	470,198
Dresdner Kleinwort Securities LLC	26,122
ING Financial Markets LLC	196,925
J.P. Morgan Securities, Inc.	52,244
Merrill Lynch Government Securities, Inc.	417,954
$ 1,529,152
Other Information

The following is a summary of the inputs used, as of February 29, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 3,766,416	$ -	$ 3,766,416	$ -
Income Tax Information
At February 29, 2008, the aggregate cost of investment securities for income tax purposes was $3,766,416,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Phillips Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Phillips Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 29, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	April 29, 2008